STATEMENTS OF CHANGES IN STOCKHOLERS DEFICIT - 1 months ended Oct. 31, 2016 - USD ($)	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]
Balance at Sep. 30, 2016	$ 0	$ 0	$ 0	$ 0
Balance (in shares) at Sep. 30, 2016		0
Issuance of common stock for founder	0	$ 200,000	(200,000)
Issuance of common stock for founder (in shares)		20,000,000
Shares issued for service	2,500	$ 2,500
Shares issued for service (in shares)		250,000
Net loss	(8,330)			(8,330)
Balance at Oct. 31, 2016	$ (5,830)	$ 202,500	$ (200,000)	$ (8,330)
Balance (in shares) at Oct. 31, 2016		20,250,000